Goodwill - Summary of Changes in the Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Beginning Balance		¥ 26,231		¥ 16,412
Acquisitions		92,829		9,819
Impairment	$ (51)	(336)	$ 0		$ 0
Ending Balance	18,195	118,724		26,231
Meituan on-demand delivery
Goodwill [Line Items]
Beginning Balance		11,194		11,194
Acquisitions		0		0
Ending Balance	1,716	11,194		11,194
Bike-sharing maintenance
Goodwill [Line Items]
Beginning Balance		5,218		5,218
Acquisitions		0		0
Impairment		(336)
Ending Balance	748	4,882		5,218
Eleme On- demand delivery
Goodwill [Line Items]
Beginning Balance		9,819		0
Acquisitions		0		9,819
Ending Balance	1,505	9,819		¥ 9,819
B&Bs solution
Goodwill [Line Items]
Acquisitions		4,613
Ending Balance	707	4,613
Housekeeping solution
Goodwill [Line Items]
Acquisitions		88,216
Ending Balance	$ 13,519	¥ 88,216